Non-operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Non-Operating Income - Schedule of Non-Operating Income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2023	2022	2021
Foreign exchange gain	1,315	3,813	2,379
Sale of arago intellectual property	900	-	-
Financial income	36	9	-
Interest income	90	5	9
Other	33	110	121
Total non-operating income from continuing operations	2,374	3,937	2,509